Voyage revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Voyage revenues (Table)
	Six months ended June 30,
	2023	2024

Time charters	$241,378	$325,915
Voyage charters	219,666	286,432
Pool revenues	1,677	(82)
	$462,721	$612,265